Operating Segment Data Operating Segment Data - Accounts Receivable and Identifiable Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Asset Reconciling Item [Line Items]
Accounts Receivable, Credit Loss Expense (Reversal)	$ 11,882	$ 9,396
Accounts Receivable, after Allowance for Credit Loss	205,545	159,445
Identifiable Assets, Total, Including Other Identifiable Assets	1,695,675	1,289,293
Amortization of Debt Issuance Costs	3,905	4,002	$ 2,763
Identifiable assets of segments	1,146,833	792,926
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Amortization of Debt Issuance Costs	4,483	5,007	$ 3,565
Other Identifiable Assets	8,357	299
5.11 Tactical
Segment Reporting, Asset Reconciling Item [Line Items]
Accounts Receivable, before Allowance for Credit Loss	52,069	60,481
Identifiable assets of segments	319,583	324,068
Crosman
Segment Reporting, Asset Reconciling Item [Line Items]
Accounts Receivable, before Allowance for Credit Loss	21,881	20,396
Identifiable assets of segments	209,398	129,033
Ergobaby
Segment Reporting, Asset Reconciling Item [Line Items]
Accounts Receivable, before Allowance for Credit Loss	11,361	12,869
Identifiable assets of segments	100,679	105,672
Liberty
Segment Reporting, Asset Reconciling Item [Line Items]
Accounts Receivable, before Allowance for Credit Loss	10,416	13,679
Identifiable assets of segments	27,881	26,715
ACI
Segment Reporting, Asset Reconciling Item [Line Items]
Accounts Receivable, before Allowance for Credit Loss	9,193	6,525
Identifiable assets of segments	13,407	14,522
Arnold [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Accounts Receivable, before Allowance for Credit Loss	16,298	14,804
Identifiable assets of segments	66,744	66,979
Foam Fabricators
Segment Reporting, Asset Reconciling Item [Line Items]
Accounts Receivable, before Allowance for Credit Loss	23,848	0
Identifiable assets of segments	155,504	0
Sterno Products
Segment Reporting, Asset Reconciling Item [Line Items]
Accounts Receivable, before Allowance for Credit Loss	72,361	40,087
Identifiable assets of segments	$ 253,637	$ 125,937